Payden Equity Income Fund
1
Schedule of Investments
- July 31 , 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Stock (97%)
Common Stock (92%)
Communication (8%
)
165,800 Alphabet Inc., Class A  $ 31,817
211,600 Corning Inc.  13,382
24,400 Meta Platforms Inc., Class A  18,872
52,200 T-Mobile U.S. Inc.  12,445
313,000 Verizon Communications Inc.  13,384
89,900
Consumer Discretionary (7%
)
135,700 Amazon.com Inc. (a) 31,769
1,500 Booking Holdings Inc.  8,256
34,200 McDonald's Corp.  10,262
100,500 NIKE Inc., Class B  7,506
125,400 TJX Cos. Inc.  15,616
73,409
Consumer Staple (7%
)
133,200 Coca-Cola Co.  9,043
9,500 Costco Wholesale Corp.  8,927
247,800 Koninklijke Ahold Delhaize NV (b) 9,785
109,700 Mondelez International Inc., Class A  7,096
64,400 Procter & Gamble Co.  9,690
179,400 Walmart Inc.  17,578
62,119
Energy (4%
)
212,000 Coterra Energy Inc.  5,171
164,700 Exxon Mobil Corp.  18,387
56,500 Valero Energy Corp.  7,758
171,500 Williams Cos. Inc.  10,281
41,597
Financial (23%
)
25,800 American Express Co.  7,722
24,300 Ameriprise Financial Inc.  12,592
26,800 Arthur J Gallagher & Co.  7,698
959,800 Aviva PLC (b) 8,221
550,900 Bank of America Corp.  26,041
20,500 Blackrock Inc.  22,673
143,700 JPMorgan Chase & Co.  42,570
98,200 MetLife Inc.  7,458
165,300 Morgan Stanley  23,549
87,400 Nasdaq Inc.  8,410
1,511,100 NatWest Group PLC (b) 10,517
19,600 S&P Global Inc.  10,802
57,100 Visa Inc., Class A  19,726
332,400 Wells Fargo & Co.  26,801
234,780
Healthcare (12%
)
54,700 AbbVie Inc.  10,339
25,900 Cigna Group  6,925
123,500 CVS Health Corp.  7,669
89,300 Danaher Corp.  17,606
90,200 Gilead Sciences Inc.  10,129
64,900 Johnson & Johnson  10,692
14,900 McKesson Corp.  10,334
131,700 Merck & Co. Inc.  10,288
85,900 Quest Diagnostics Inc.  14,381
47,900 Stryker Corp.  18,812
117,175
Principal
or Shares Security Description
Value
(000)
Industrial (13%
)
139,900 AECOM  $ 15,772
22,000 Cummins Inc.  8,088
19,600 Deere & Co.  10,278
32,900 Eaton Corp. PLC  12,657
83,700 General Electric Co.  22,689
73,100 ITT Inc.  12,424
112,800 Jacobs Solutions Inc.  16,003
20,400 Lockheed Martin Corp.  8,588
76,400 RTX Corp.  12,038
58,800 Schneider Electric SE (b) 15,316
52,100 Vinci SA (b) 7,230
141,083
Material (2%
)
160,200 CRH PLC  15,291
53,400 Nucor Corp.  7,640
22,931
Technology (10%
)
25,300 Broadcom Inc.  7,431
253,900 Cisco Systems Inc.  17,286
53,700 International Business Machines Corp.  13,594
26,100 Microsoft Corp.  13,924
34,100 NXP Semiconductors NV  7,290
78,800 Oracle Corp.  19,997
218,600 SS&C Technologies Holdings Inc.  18,686
98,208
Utility (6%
)
365,900 Dominion Energy Inc.  21,387
229,800 Duke Energy Corp.  27,953
344,800 Exelon Corp.  15,495
64,835
Total Common Stock
946,037
Master Limited Partnership (2%)
730,100 Energy Transfer LP 13,171
408,900 Enterprise Products Partners LP 12,672
Total Master Limited Partnership
25,843
Real Estate Investment Trust (3%)
61,500 American Tower Corp. 12,816
68,400 Prologis Inc. 7,304
59,800 Simon Property Group Inc. 9,794
Total Real Estate Investment Trust
29,914
Total Stock (Cost - $839,989)
1,001,794
Corporate Bond (0%)
2,800,000 Land O' Lakes Inc. 144A, 7.00% (c)(d) 2,340
Total Corporate Bond (Cost - $2,800)
2,340
Investment Company (2%)
16,297,219 Payden Cash Reserves Money Market Fund*
(Cost - $16,297)  16,297
Total Investments (Cost - $859,086) (99%)
1,020,431
Other Assets, net of Liabilities (1%)
9,591
Net Assets (100%)
$ 1,030,022
* Affiliated investment.
(a) Non-income producing
(b) Principal in foreign currency.
(c) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(d) Perpetual security with no stated maturity date.

Payden Mutual Funds
Payden Equity Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
USD 10,315
GBP  7,595 Barclays Bank PLC 09/17/2025 $ 279
USD 33,210
EUR  28,495 HSBC Bank USA, N.A. 09/17/2025 586
USD 8,027
GBP  5,897 Morgan Stanley 09/17/2025 236
USD 11,058
EUR  9,417 Wells Fargo Securities LLC 09/17/2025 276
1,377
Liabilities:
EUR 8,065 USD  9,519 HSBC Bank USA, N.A. 09/17/2025 (285)
Net Unrealized Appreciation (Depreciation)
$1,092